ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES - Narrative (Details)	12 Months Ended
Dec. 31, 2023
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Disclosure of transactions between related parties [line items]
Related party term of liability	30 days
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Disclosure of transactions between related parties [line items]
Related party term of liability	1 year